Note 14 - Goodwill	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
14.	GOODWILL

Changes in goodwill for the years ended December 31, 2011, 2012 and 2013 were as follows:

	Precious Metals trading	Investment advisory services	Institutional subscription services	Hong Kong Brokerage service	Southern China	Eastern China	Northern China	Total
Balance as of December 31, 2011
Goodwill	$-	$-	$-	$1,269,520	$2,400,576	$8,892,249	$387,242	$12,949,587
Accumulated impairment loss	-	-	-	(1,267,826)	(2,507,499)	(9,284,338)	(403,561)	(13,463,224)
Exchange difference	-	-	-	(1,694)	106,923	392,089	16,319	513,637
	-	-	-	-	-	-	-	-

Acquisition (Note 3)	-	3,033,068	-	-	-	-	-	3,033,068
Exchange difference	-	16,213	-	-	-	-	-	16,213
Balance as of December 31, 2012	$-	$3,049,281	$-	$-	-	-	-	$3,049,281

Acquisition of CFO Tahoe (Note 3)	7,056,338	-	-	-	-	-	-	7,056,338
Acquisition of Champion Connection's business (Note3)	-	4,867,660	1,676,490	-	-	-	-	6,544,150
Acquisition of CFO Netinfo (Note 3)	-	168,887	-	-	-	-	-	168,887
Exchange difference	59,141	96,640	-	-	-	-	-	155,781
Balance as of December 31, 2013	$7,115,479	$8,182,468	$1,676,490	$-	$-	$-	$-	$16,974,437

During the third quarter of 2011, the Group determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill as of September 30, 2011. The Group performed an assessment of the carrying value of goodwill as of September 30, 2011. In the fourth quarter of 2011, the Group realized its operating environment has undergone profound structural changes and decided upon a strategic transition since April, 2012, that the Group will implement a strategic transition of its core business from mainly providing subscription services to individual investors to developing fee-based securities investment advisory services with wealth management services. The Group evaluated the situation as of December 31, 2011 by considering a strategic transition and impact of structural changes. Based on these assessments, the Group concluded that goodwill were fully impaired because the estimated growth rates and profit margins for future periods were expected lower than that of prior years.

During the third quarter of 2013, the Group made a series of business acquisition and restructures. The Company has re-categorized its reporting units to better reflect the evolving nature of its businesses and reallocated its goodwill. The goodwill related to acquisition of CFO Tahoe was allocated to precious metals trading reporting unit; the goodwill related to the acquisition of CFO East Win, CFO Netinfo and Champion Connection’s investment advisory business were allocated to investment advisory services reporting unit and the goodwill related to the acquisition of Champion Connection’s institutional subscription business were allocated to the institutional reporting unit.

In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group's reporting units. Accordingly, it adopted a discounted cash flow ("DCF") method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

The Company performed goodwill impairment tests to determine if goodwill impairment is indicated in year 2011, 2012 and 2013. Based on the impairment tests performed, the Group recognized an impairment loss of $13,463,224, nil and nil for the years ended December 31, 2011, 2012 and 2013, respectively.